Contingent liabilities	6 Months Ended
Sep. 30, 2018
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Contingent liabilities
10	Contingent liabilities

Save for the updates provided below, there have been no material updates relating to the Legal Proceedings and Regulatory matters as disclosed in the Annual Report 2018.

Italian business – US securities class action complaints

On 1 August 2018 our motion to dismiss the first amended complaint filed in the District of New Jersey in November 2017 was granted, without prejudice to the filing of a second amended complaint which was filed on 1 October 2018. On 29 October 2018 we filed our motion to dismiss this second amended complaint.